Dividends Paid (Details) - Schedule of dividend paid - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend paid by the Company to owner of the Company	R (272,235)	R (52,502)	R (93,930)
Dividend paid by subsidiaries to NCI	(145,859)	(39,506)	(54,585)
Total dividend paid	R (418,094)	R (92,008)	R (148,515)
Dividend per share (in Rand per share)
Dividend	R 272,235	R 52,502	R 93,930
Subsidiary per share (in Rand per share)
Subsidiary	R 145,859	R 39,506	R 54,585
Interim Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)	R 104,385.00	R 24,545.00
Dividend	R 104,385	R 24,545
Final Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)	R 8.26	R 27,957.00	R 93,930.00
Dividend	R 167,850	R 27,957	R 93,930
Cartrack Holdings Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 0.54	R 0.12	R 0.28
Subsidiary	R 51,536	R 11,307	R 26,322
Cartrack Holdings Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 0.87	R 0.20	R 0.18
Subsidiary	R 83,030	R 19,087	R 17,245
Cartrack Limitada [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 5.68	R 4.90	R 6.31
Subsidiary	R 9,090	R 7,852	R 10,102
Found Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 20,000.00
Subsidiary	R 1,020
Cartrack Polska.Sp.zo.o [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 119,019.27
Subsidiary	R 1,183
Cartrack Tanzania Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)		R 3,168.00	R 2,291.03
Subsidiary		R 1,260	R 916